Goodwill And Other Intangible Assets (Notes)	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets [Text Block]
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The carrying amount of goodwill was as follows:

	June 30, 2013	December 31, 2012
Dollars in thousands
Goodwill	$295,094	$309,860
Adjustment	—	(14,766)
Total goodwill	$295,094	$295,094

During the six months ended June 30, 2013, we finalized the purchase price allocation associated with the NCR Asset Acquisition resulting in a $14.8 million decrease in Goodwill. See Note 4: Business Combination for more information.
Other Intangible Assets
The gross amount of our other intangible assets and the related accumulated amortization were as follows:

Dollars in thousands	Amortization Period	June 30, 2013	December 31, 2012
Retailer relationships	5 - 10 years	$53,344	$53,344
Accumulated amortization		(14,663)	(11,518)
		38,681	41,826
Other	1 - 40 years	9,418	9,404
Accumulated amortization		(3,010)	(2,261)
		6,408	7,143
Intangible assets, net		$45,089	$48,969

Amortization expense was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Dollars in thousands	2013	2012	2013	2012
Retailer relationships	$1,568	$614	$3,145	$1,229
Other	309	10	749	82
Total amortization of intangible assets	$1,877	$624	$3,894	$1,311

Expected future amortization is as follows:

Dollars in thousands	Retailer Relationships	Other
Remainder of 2013	$3,105	$487
2014	5,432	975
2015	4,012	940
2016	4,012	828
2017	4,012	806
2018	4,012	802
Thereafter	14,096	1,570
Total expected amortization	$38,681	$6,408